Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2018 and 2017:

		Opening	Foreign	Closing			Argentine	Closing
		balance	Currency	balance	Business	Foreign Currency	hyperinflationary	balance
		1/1/2017	Translation	12/31/2017	combination	Translation	economy	12/31/2018
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	260,989	(4,331)	256,658	—	(37,278)	—	219,380
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	14,395	119	14,514	—	(1,171)	—	13,343
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	6,679	(1,123)	5,556	—	(17,227)	37,926	26,255
Enel Distribución Perú S.A.	Enel Distribución Perú	68,704	2,594	71,298	—	(2,951)	—	68,347
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	95,698	(1,584)	94,114	—	(13,673)	—	80,441
Enel Generación Perú S.A.	Enel Generación Perú	129,315	4,882	134,197	—	(5,554)	—	128,643
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	6,368	53	6,421	—	(519)	—	5,902
Generalima S.A.	Enel Distribución Perú	20	1	21	—	(1)	—	20
Enel Brasil S.A.	Enel Brasil S.A.	1,215	(20)	1,195	—	(174)	—	1,021
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	131,375	(2,174)	129,201	—	(18,772)	—	110,429
Enel Distribucion Sao Paulo	Enel Distribucion Sao Paulo	—	—	—	563,858	(12,069)	—	551,789

Total		714,758	(1,583)	713,175	563,858	(109,389)	37,926	1,205,570